Employee Plans (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Summary of information regarding the Common Shares issued under the ESPP
Shares issued	110,054	113,107	157,363
Employee Share Purchase Plan Issuance Price Minimum	$ 46.33	$ 44.04	$ 28.26
Employee Share Purchase Plan Issuance Price Maximum	$ 51.78	$ 51.19	$ 41.16
Issuance proceeds	$ 5,399,000	$ 5,262,000	$ 5,112,000
Value of common shares that can be acquired by the employee and trustees under employees share purchase plan	100,000
Number of common shares authorized after amendment	7,000,000
Number of common shares authorized before amendment	2,000,000
Common Shares available for purchase under the ESPP	3,180,809
Purchase price of common stock	85.00%
Minimum eligible compensation percentage for the defined contribution plan (the "401(k) Plan")	3.00%
Defined contribution plan vesting period	5
Defined contribution plan, compensation expense	$ 4,400,000	$ 3,700,000	$ 4,000,000